FINANCIAL INSTRUMENTS (Details 4) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Non Performing [Member]
IfrsStatementLineItems [Line Items]
At March 31, 2025	$ 24,184	$ 28,698	$ 27,835
Increase in loss allowance	9,491	330	863
Write-offs		(4,844)
Disposal of a subsidiary	(15)
At March 31, 2026	33,660	24,184	28,698
Total [Member]
IfrsStatementLineItems [Line Items]
At March 31, 2025	24,184	28,698	27,835
Increase in loss allowance	9,491	330	863
Write-offs		(4,844)
Disposal of a subsidiary	(15)
At March 31, 2026	$ 33,660	$ 24,184	$ 28,698